UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period:   March 31, 2016
                                             --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at March 31, 2016. Net assets of the Fund were $223,654,612 at March 31, 2016, and cash comprised $223,461,418, or 99.9% of net assets.

The following futures contracts of the Fund's wholly-owned subsidiary were open at March 31, 2016 (see Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):

                                                                                         UNREALIZED
                                               NUMBER OF     NOTIONAL     EXPIRATION   APPRECIATION/
                                               CONTRACTS      VALUE          DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
-----------------------------------------------------------------------------------------------------
      Brent Crude Futures                         168      $  8,559,696     May-16     $   (1,710,336)
      Cattle Feeder Futures                       241        18,880,225     May-16           (172,600)
      Cocoa Futures                               145         4,345,712     May-16            (68,212)
      Cocoa Futures                               185         5,258,340     Jul-16            215,810
      Cocoa Futures                               142         4,292,410     Sep-16           (110,510)
      Coffee `C` Futures                          173         7,721,307     May-16            547,012
      Copper Futures                               39         2,060,550     May-16             67,875
      Cotton No. 2 Futures                        468        13,698,355     May-16            (23,395)
      Gasoline RBOB Futures                        34         1,826,361     May-16            260,375
      Gold 100 Oz. Futures                        245        30,710,270     Jun-16           (438,070)
      KC HRW Wheat Futures                        841        19,921,492     May-16            104,821
      Lean Hogs Futures                           700        19,786,109     Apr-16           (648,109)
      Live Cattle Futures                          73         3,806,510     Jun-16           (184,980)
      LME Lead Futures                             67         2,978,113     May-16           (128,938)
      LME Nickel Futures                          225        11,095,182     May-16            338,643
      LME Zinc Futures                             74         3,204,581     May-16            148,081
      Low Sulphur Gasoil "G" Futures              246         8,426,525     May-16            392,575
      NY Harbor ULSD Futures                       71         3,789,748     May-16           (206,279)
      Silver Futures                              143        11,023,712     May-16             33,048
      Soybean Meal Futures                        794        21,231,439     May-16            230,381
      Sugar #11 (World) Futures                   843        12,881,009     Apr-16          1,611,847
      WTI Crude Futures                            39         1,535,000     Apr-16            (39,740)
      WTI Crude Futures                             7           255,260     Sep-16             41,050
                                                           ------------                --------------
                                                           $217,287,905                $      260,350
                                                           ============                ==============


               See Notes to Consolidated Portfolio of Investments

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (Unaudited)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $     3,991,518  $     3,991,518  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $    (3,731,168) $    (3,731,168) $            --  $            --
                                                ===============  ===============  ===============  ===============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


               See Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers shares of one fund, the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), which trades under the ticker FTGC on The Nasdaq Stock Market LLC and commenced operations on October 22, 2013.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2016 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2016, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contract is also known as variation margin.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 1, 2016 through March 31, 2016), the notional values of futures contracts opened and closed, through the Subsidiary, were $307,779,365 and $276,152,599, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VII
            ---------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ---------------------

* Print the name and title of each signing officer under his or her signature.